3. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Notes
3. BASIS OF PRESENTATION

3.BASIS OF PRESENTATION

a)Statement of Compliance

The Company's consolidated financial statements have been prepared in accordance with and using accounting policies in full compliance with International Reporting Standards ("IFRS") and International Accounting Standards ("IAS") as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee ("IFRIC"), effective for the Company's reporting for the years ended December 31, 2020 and 2019.

These consolidated financial statements were authorized for issue by the Board of Directors on July 22, 2021.

b)Basis of Presentation

These consolidated financial statements have been prepared on a historical cost basis except for biological assets and certain financial instruments classified as fair value through profit or loss, which are measured at fair value, as detailed in Note 21.  In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

c)Basis of Consolidation

The consolidated financial statements for the years ended December 31, 2020 and 2019 include the accounts of the Company and its wholly owned subsidiaries.  Subsidiaries are entities controlled by the Company.  Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities.  The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.  All inter-company transactions, balances, income and expenses are eliminated in full upon consolidation. These consolidated financial statements include the accounts of the following active entities:

Name of Subsidiary	Jurisdiction	Percentage Ownership 2020	Percentage Ownership 2019
MichiCann Medical Inc.	Ontario, Canada	100%	-
1251881 B.C. Ltd.	British Columbia, Canada	100%
Mid-American Growers, Inc.	Delaware, USA	100%	-
Mid-American Cultivation LLC	Delaware, USA	100%	-
RWB Platinum Vape Inc.	California, USA	100%	-
Vista Prime Management, LLC	California, USA	100%	-
GC Ventures 2, LLC	Michigan, USA	100%	-
RWB Licensing Inc.	British Columbia, Canada	100%	-
RWB Freedom Flower, LLC	Illinois, USA	100%	-
RWB Illinois, Inc.	Delaware, USA	100%	100%
Vista Prime 3, Inc.	California, USA	100%	-
PV CBD LLC	California, USA	100%	-
Vista Prime 2, Inc.	California, USA	100%	-
Royalty USA Corp.	Delaware, USA	100%	-
RLTY Beverage 1 LLC	Delaware, USA	100%	-
RLTY Development MA 1 LLC	Delaware, USA	100%	-
RLTY Development Orange LLC	Massachusetts, USA	100%	-
RLTY Development Springfield LLC	Massachusetts, USA	100%	-

d)Functional and Presentation Currency

The Company’s presentation currency, as determined by management, is the Canadian dollar.  Management has determined that the functional currency of its parent and Canadian subsidiaries is the Canadian dollar and the functional currency of its United States subsidiaries is the United States dollar.  These financial statements are presented in Canadian dollars unless otherwise specified.